Restricted assets	12 Months Ended
Dec. 31, 2021
Restricted Availability Assets [Abstract]
Restricted assets
46. Restricted assets
As of December 31, 2021 and 2020, the Group had the following restricted assets:

a)	The Entity used as security for loans agreed under the Global Credit Program for MSMEs granted by the Inter-American Development Bank (IDB):

	December 31, 2021	December 31, 2020
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2023	23,603	42,569
Treasury Bonds adjusted by CER in pesos maturing in 2024	111,000	97,357

	134,603	139,926

b)
Also, the Entity has accounts, deposits, repo transactions and trusts applied as guarantee for activities related to credit card transactions, with automated clearing houses, transactions settled at maturity, foreign currency futures, court proceedings and leases in the amount of 20,281,059 and 27,037,952 as of December 31, 2021 and 2020, respectively.